UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06-30-2003
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   230 Park Avenue, 20th Floor
           --------------------------------------------------
           New York, New York 10169
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Casdin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-351-1945
           --------------------------------------------------

Signature, Place, and Date of Signing:

                     			   New York, New York          8/14/03
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        28
                                               -------------

Form 13F Information Table Value Total:       $482,100
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE
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 FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES   COMMON	  002824100    18073   413000   SH		 SOLE		   413000    0        0
-----------------------------------------------------------------------------------------------------------
ABGENIX INC           COMMON    00339B107    17686  1692400   SH         SOLE         1692400    0        0
-----------------------------------------------------------------------------------------------------------
AMYLIN                COMMON    032346108    55812  2536900   SH         SOLE         2536900    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
ARRAY BIOPHARMA INC   COMMON    04269X105     4893  1563400   SH         SOLE         1563400    0        0
-----------------------------------------------------------------------------------------------------------
BIOGEN INC            COMMON    090597105     5316   140000   SH         SOLE          140000    0        0
-----------------------------------------------------------------------------------------------------------
BIOSITE INC           COMMON    090945106     6495   134800   SH         SOLE          134800    0        0
-----------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB  COMMON    110122108     8036   296000   SH         SOLE          296000    0        0
 CO
-----------------------------------------------------------------------------------------------------------
CURAGEN CORP          COMMON    23126R101    10753  2025000   SH         SOLE         2025000    0        0
-----------------------------------------------------------------------------------------------------------
DELTAGEN INC          COMMON    24783R103       86   573711   SH         SOLE          573711    0        0
-----------------------------------------------------------------------------------------------------------
DUSA                  COMMON    266898105     5440  2167300   SH         SOLE         2167300    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
GENENTECH INC         COMMON    368710406    45414   629700   SH         SOLE          629700    0        0
-----------------------------------------------------------------------------------------------------------
GENZYME CORP          COMMON    372917104    33434   798700   SH         SOLE          798700    0        0
-----------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC   COMMON    375558103    36913   664503   SH         SOLE          664503    0        0
-----------------------------------------------------------------------------------------------------------
GUIDANT CORPORATION   COMMON    401698105    36298   817700   SH         SOLE          817700    0        0
-----------------------------------------------------------------------------------------------------------
IDX SYS CORP          COMMON    449491109    29645  1905200   SH         SOLE         1905200    0        0
-----------------------------------------------------------------------------------------------------------
INSPIRE               COMMON    457733103    16128  1487800   SH         SOLE         1487800    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
INVERNESS MED 	    COMMON    46126P106     7917   410234   SH         SOLE          410234    0        0
 INNOVATIONS INC
-----------------------------------------------------------------------------------------------------------
ISTA PHARMACEUTCIALS  COMMON    45031X204      945   170320   SH         SOLE          170320    0        0
-----------------------------------------------------------------------------------------------------------
NUVELO INC            COMMON    67072M103     5736  2867858   SH         SOLE         2867858    0        0
-----------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS   COMMON    671040103    16120   500623   SH         SOLE          500623    0        0
-----------------------------------------------------------------------------------------------------------
PFIZER INC            COMMON    717081103    12523   366700   SH         SOLE          366700    0        0
-----------------------------------------------------------------------------------------------------------
SANGSTAT INC          COMMON    801003104     7195   548800   SH         SOLE          548800    0        0
-----------------------------------------------------------------------------------------------------------
TANOX INC             COMMON    87588Q109    20512  1281200   SH         SOLE         1281200    0        0
-----------------------------------------------------------------------------------------------------------
UNITEDHEALTH          COMMON    91324P102    14814   294800   SH         SOLE          294800    0        0
 GROUP INC
-----------------------------------------------------------------------------------------------------------
UNIVERSAL HEALTH      COMMON    913903100    16039   404800   SH         SOLE          404800    0        0
 SERVICES INC
-----------------------------------------------------------------------------------------------------------
VARIAN MED            COMMON    92220P105    34692   602600   SH         SOLE          602600    0        0
 SYS INC
-----------------------------------------------------------------------------------------------------------
ZYMOGENETICS INC      COMMON    98985T109     8219   704900   SH         SOLE          704900    0        0
 INC
-----------------------------------------------------------------------------------------------------------
BOSTON SCIENCE CORP   COMMON    101137907     6966     6220   CALL        SOLE           	  0    0     6220
-----------------------------------------------------------------------------------------------------------

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